Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Shareholders' Equity [Abstract]
Summary Of Employee Share Option Activity
A summary of the Company's employees share option activity under the plans is as follows (in thousands, except share and per share data):

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
	2013

Outstanding at January 1, 2013	3,991,468	$3.03	4.21	$1,525
Granted	1,810,000	3.01
Exercised	(518,394)	1.90
Expired and forfeited	(1,306,804)	3.59

Outstanding at December 31, 2013	3,976,270	$2.99	4.63	$823

Options vested and expected to vest at December 31, 2013	3,748,094	$3.00	4.60	$775

Exercisable options at December 31, 2013	1,130,732	$3.09	3.69	$263

Weighted average fair value of options granted during the year		$1.11

A summary of the Company's directors share option activity under the plans is as follows (in thousands, except share and per share data):

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
	2013

Outstanding at January 1, 2013	1,131,885	$3.35	3.40	$198
Granted	510,002	2.74
Exercised	(125,001)	1.98
Expired and forfeited	(226,669)	4.00

Outstanding at December 31, 2013	1,290,217	$3.12	4.06	$250

Options vested and expected to vest at December 31, 2013	1,289,683	$3.12	4.06	$250

Exercisable options at December 31, 2013	553,716	$3.39	2.37	$59

Weighted average fair value of options granted during the year		$0.90

Schedule Of Options Outstanding
The employee and director options outstanding as of December 31, 2013, have been separated into ranges of exercise prices, as follows:

Outstanding				Exercisable
Exercise		Weighted average remaining	Weighted average exercise		Weighted average exercise
price per	Options	contractual	price per	Options	price per
share	outstanding	life in years	share	exercisable	share
$ 0.93-$1.89	62,014	0.87	$1.33	62,014	$1.33
$ 1.93-$2.44	368,170	4.49	2.39	130,975	2.30
$ 2.46-$2.92	1,693,002	5.41	2.71	219,473	2.63
$ 2.93-$3.08	418,000	5.58	3.07	3,125	3.01
$ 3.12-$3.14	735,000	5.12	3.14	2,236	3.14
$ 3.16-$3.18	305,160	4.40	3.17	124,349	3.16
$ 3.21-$3.29	645,000	3.53	3.22	390,614	3.23
$ 3.41-$3.69	757,184	3.44	3.46	492,534	3.46
$ 3.75-$4.35	282,957	1.68	3.96	259,128	3.97

	5,266,487			1,684,448

Schedule Of Options To Non-Employees
Options to non-employees:

Issuance date	Options outstanding	Exercise price per share	Options exercisable	Exercisable through

February 16, 2012	53,000	$3.16	24,622	Feb-16
February 13, 2013	5,000	$3.14	2,501	Feb-19
August 1, 2013	150,000	$3.08	17,250	Aug-19

	208,000		44,373

Schedule of Stock-Based Compensation
The total stock-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2011, 2012 and 2013, was comprised as follows:

	Year ended December 31,
(in thousands)	2011	2012	2013

Cost of revenues	$24	$53	$50
Research and development	294	231	267
Sales and marketing	355	200	264
General and administrative	540	803	763